Accounts receivable, trade (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, trade [Abstract]
Accounts receivable, net	$ 59,355	$ 19,680
Write-off of delinquent accounts receivable		$ 191	$ 1,947